Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Cohen & Steers Real Assets Fund, Inc.
Entity Central Index Key	0001533503
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Real Assets Fund, Inc.
Class Name	Class A
Trading Symbol	RAPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Real Assets Fund, Inc. (Fund) for the period January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class A	$60	1.15%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 9.07% total return in the six months ended June 30, 2026, compared with the Blended Benchmark,[1] which returned 9.90%, and the MSCI World Index - net, which returned 9.69%.

Stock selection in global listed infrastructure was a top contributor to relative performance compared to the Blended Benchmark,[1] led by favorable security selection in midstream energy, a lack of investment in the poorly performing diversified sector, and an underweight allocation to communications, which also trailed the infrastructure asset class. Security selection in and an overweight allocation to global natural resources also contributed to relative performance. This included a lack of exposure to the relatively defensive paper products sector, security selection in the unclassified "other" sector, which included an out-of-index investment in MasTec, an infrastructure engineering and construction company that rose materially on a strong growth outlook supported by AI–driven infrastructure demand. Security selection in global real estate securities further aided relative performance, led by favorable stock selection in Hong Kong, Germany and Australia.

Contract selection and an underweight allocation to commodities detracted from relative performance. Our preference for deferred commodity contracts versus front-of-the-curve exposures notably hindered relative performance, particularly in the petroleum complex. Historically, deferred contracts have outperformed the more expensive front-of-the curve contracts. However, during supply shocks—such as the recent one resulting from the U.S.–Iran conflict—deferred contracts can underperform, since they are less sensitive to immediate spot price moves. Over time, we believe deferred contracts offer greater upside potential for long-term real asset investors.

Top contributors	Top detractors
Global Listed Infrastructure	Commodity Futures
Global Natural Resource Equities
Global Real Estate Securities

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of June 30, 2026)
	1 Year	5 Years	10 Years
With sales charge[2]	12.09%	6.36%	5.88%
Without sales charge	17.37%	7.34%	6.36%
MSCI World Index - net	21.34%	11.47%	13.14%
Blended Benchmark[1]	18.72%	7.13%	6.37%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,906,036,837
Holdings Count | shares	411
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2026)
Net assets	$1,906,036,837
Number of portfolio holdings (including derivatives)	411
Portfolio turnover rate[3]	48%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2026)

Top ten holdings[4,5]	(%)
SPDR Gold MiniShares Trust	3.6%
Welltower, Inc.	2.8%
Digital Realty Trust, Inc.	1.5%
Williams Cos., Inc.	1.4%
TC Energy Corp. (Canada)	1.3%
Prologis, Inc.	1.0%
Exxon Mobil Corp.	1.0%
National Grid PLC (United Kingdom)	1.0%
Vinci SA (France)	1.0%
Targa Resources Corp.	0.9%

Strategy breakdown[6]	(%)
Commodity Futures	25.5%
Global Real Estate Securities	23.8%
Global Natural Resource Equities	18.2%
Global Listed Infrastructure	16.3%
Short-Duration Fixed Income	11.6%
Gold	4.6%

Country diversification[4,7]	(%)
United States	66.5%
Canada	8.3%
France	3.3%
Japan	3.1%
Australia	2.8%
United Kingdom	2.0%
Spain	1.4%
Italy	1.4%
Switzerland	1.1%
Other (includes short-term investments)	10.1%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
SPDR Gold MiniShares Trust	3.6%
Welltower, Inc.	2.8%
Digital Realty Trust, Inc.	1.5%
Williams Cos., Inc.	1.4%
TC Energy Corp. (Canada)	1.3%
Prologis, Inc.	1.0%
Exxon Mobil Corp.	1.0%
National Grid PLC (United Kingdom)	1.0%
Vinci SA (France)	1.0%
Targa Resources Corp.	0.9%

Class C
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Real Assets Fund, Inc.
Class Name	Class C
Trading Symbol	RAPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Real Assets Fund, Inc. (Fund) for the period January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class C	$93	1.80%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 8.64% total return in the six months ended June 30, 2026, compared with the Blended Benchmark,[1] which returned 9.90%, and the MSCI World Index - net, which returned 9.69%.

Stock selection in global listed infrastructure was a top contributor to relative performance compared to the Blended Benchmark,[1] led by favorable security selection in midstream energy, a lack of investment in the poorly performing diversified sector, and an underweight allocation to communications, which also trailed the infrastructure asset class. Security selection in and an overweight allocation to global natural resources also contributed to relative performance. This included a lack of exposure to the relatively defensive paper products sector, security selection in the unclassified "other" sector, which included an out-of-index investment in MasTec, an infrastructure engineering and construction company that rose materially on a strong growth outlook supported by AI–driven infrastructure demand. Security selection in global real estate securities further aided relative performance, led by favorable stock selection in Hong Kong, Germany and Australia.

Contract selection and an underweight allocation to commodities detracted from relative performance. Our preference for deferred commodity contracts versus front-of-the-curve exposures notably hindered relative performance, particularly in the petroleum complex. Historically, deferred contracts have outperformed the more expensive front-of-the curve contracts. However, during supply shocks—such as the recent one resulting from the U.S.–Iran conflict—deferred contracts can underperform, since they are less sensitive to immediate spot price moves. Over time, we believe deferred contracts offer greater upside potential for long-term real asset investors.

Top contributors	Top detractors
Global Listed Infrastructure	Commodity Futures
Global Natural Resource Equities
Global Real Estate Securities

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of June 30, 2026)
	1 Year	5 Years	10 Years
With sales charge	15.60%[2]	6.63%	5.67%
Without sales charge	16.60%	6.63%	5.67%
MSCI World Index - net	21.34%	11.47%	13.14%
Blended Benchmark[1]	18.72%	7.13%	6.37%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,906,036,837
Holdings Count | shares	411
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2026)
Net assets	$1,906,036,837
Number of portfolio holdings (including derivatives)	411
Portfolio turnover rate[3]	48%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2026)

Top ten holdings[4,5]	(%)
SPDR Gold MiniShares Trust	3.6%
Welltower, Inc.	2.8%
Digital Realty Trust, Inc.	1.5%
Williams Cos., Inc.	1.4%
TC Energy Corp. (Canada)	1.3%
Prologis, Inc.	1.0%
Exxon Mobil Corp.	1.0%
National Grid PLC (United Kingdom)	1.0%
Vinci SA (France)	1.0%
Targa Resources Corp.	0.9%

Strategy breakdown[6]	(%)
Commodity Futures	25.5%
Global Real Estate Securities	23.8%
Global Natural Resource Equities	18.2%
Global Listed Infrastructure	16.3%
Short-Duration Fixed Income	11.6%
Gold	4.6%

Country diversification[4,7]	(%)
United States	66.5%
Canada	8.3%
France	3.3%
Japan	3.1%
Australia	2.8%
United Kingdom	2.0%
Spain	1.4%
Italy	1.4%
Switzerland	1.1%
Other (includes short-term investments)	10.1%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
SPDR Gold MiniShares Trust	3.6%
Welltower, Inc.	2.8%
Digital Realty Trust, Inc.	1.5%
Williams Cos., Inc.	1.4%
TC Energy Corp. (Canada)	1.3%
Prologis, Inc.	1.0%
Exxon Mobil Corp.	1.0%
National Grid PLC (United Kingdom)	1.0%
Vinci SA (France)	1.0%
Targa Resources Corp.	0.9%

Class I
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Real Assets Fund, Inc.
Class Name	Class I
Trading Symbol	RAPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Real Assets Fund, Inc. (Fund) for the period January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class I	$42	0.80%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 9.25% total return in the six months ended June 30, 2026, compared with the Blended Benchmark,[1] which returned 9.90%, and the MSCI World Index - net, which returned 9.69%.

Stock selection in global listed infrastructure was a top contributor to relative performance compared to the Blended Benchmark,[1] led by favorable security selection in midstream energy, a lack of investment in the poorly performing diversified sector, and an underweight allocation to communications, which also trailed the infrastructure asset class. Security selection in and an overweight allocation to global natural resources also contributed to relative performance. This included a lack of exposure to the relatively defensive paper products sector, security selection in the unclassified "other" sector, which included an out-of-index investment in MasTec, an infrastructure engineering and construction company that rose materially on a strong growth outlook supported by AI–driven infrastructure demand. Security selection in global real estate securities further aided relative performance, led by favorable stock selection in Hong Kong, Germany and Australia.

Contract selection and an underweight allocation to commodities detracted from relative performance. Our preference for deferred commodity contracts versus front-of-the-curve exposures notably hindered relative performance, particularly in the petroleum complex. Historically, deferred contracts have outperformed the more expensive front-of-the curve contracts. However, during supply shocks—such as the recent one resulting from the U.S.–Iran conflict—deferred contracts can underperform, since they are less sensitive to immediate spot price moves. Over time, we believe deferred contracts offer greater upside potential for long-term real asset investors.

Top contributors	Top detractors
Global Listed Infrastructure	Commodity Futures
Global Natural Resource Equities
Global Real Estate Securities

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of June 30, 2026)
	1 Year	5 Years	10 Years
Class I2	17.86%	7.71%	6.74%
MSCI World Index - net	21.34%	11.47%	13.14%
Blended Benchmark[1]	18.72%	7.13%	6.37%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,906,036,837
Holdings Count | shares	411
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2026)
Net assets	$1,906,036,837
Number of portfolio holdings (including derivatives)	411
Portfolio turnover rate[3]	48%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2026)

Top ten holdings[4,5]	(%)
SPDR Gold MiniShares Trust	3.6%
Welltower, Inc.	2.8%
Digital Realty Trust, Inc.	1.5%
Williams Cos., Inc.	1.4%
TC Energy Corp. (Canada)	1.3%
Prologis, Inc.	1.0%
Exxon Mobil Corp.	1.0%
National Grid PLC (United Kingdom)	1.0%
Vinci SA (France)	1.0%
Targa Resources Corp.	0.9%

Strategy breakdown[6]	(%)
Commodity Futures	25.5%
Global Real Estate Securities	23.8%
Global Natural Resource Equities	18.2%
Global Listed Infrastructure	16.3%
Short-Duration Fixed Income	11.6%
Gold	4.6%

Country diversification[4,7]	(%)
United States	66.5%
Canada	8.3%
France	3.3%
Japan	3.1%
Australia	2.8%
United Kingdom	2.0%
Spain	1.4%
Italy	1.4%
Switzerland	1.1%
Other (includes short-term investments)	10.1%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
SPDR Gold MiniShares Trust	3.6%
Welltower, Inc.	2.8%
Digital Realty Trust, Inc.	1.5%
Williams Cos., Inc.	1.4%
TC Energy Corp. (Canada)	1.3%
Prologis, Inc.	1.0%
Exxon Mobil Corp.	1.0%
National Grid PLC (United Kingdom)	1.0%
Vinci SA (France)	1.0%
Targa Resources Corp.	0.9%

Class R
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Real Assets Fund, Inc.
Class Name	Class R
Trading Symbol	RAPRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Real Assets Fund, Inc. (Fund) for the period January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class R	$67	1.30%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 8.96% total return in the six months ended June 30, 2026, compared with the Blended Benchmark,[1] which returned 9.90%, and the MSCI World Index - net, which returned 9.69%.

Stock selection in global listed infrastructure was a top contributor to relative performance compared to the Blended Benchmark,[1] led by favorable security selection in midstream energy, a lack of investment in the poorly performing diversified sector, and an underweight allocation to communications, which also trailed the infrastructure asset class. Security selection in and an overweight allocation to global natural resources also contributed to relative performance. This included a lack of exposure to the relatively defensive paper products sector, security selection in the unclassified "other" sector, which included an out-of-index investment in MasTec, an infrastructure engineering and construction company that rose materially on a strong growth outlook supported by AI–driven infrastructure demand. Security selection in global real estate securities further aided relative performance, led by favorable stock selection in Hong Kong, Germany and Australia.

Contract selection and an underweight allocation to commodities detracted from relative performance. Our preference for deferred commodity contracts versus front-of-the-curve exposures notably hindered relative performance, particularly in the petroleum complex. Historically, deferred contracts have outperformed the more expensive front-of-the curve contracts. However, during supply shocks—such as the recent one resulting from the U.S.–Iran conflict—deferred contracts can underperform, since they are less sensitive to immediate spot price moves. Over time, we believe deferred contracts offer greater upside potential for long-term real asset investors.

Top contributors	Top detractors
Global Listed Infrastructure	Commodity Futures
Global Natural Resource Equities
Global Real Estate Securities

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of June 30, 2026)
	1 Year	5 Years	10 Years
Class R2	17.16%	7.17%	6.20%
MSCI World Index - net	21.34%	11.47%	13.14%
Blended Benchmark[1]	18.72%	7.13%	6.37%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,906,036,837
Holdings Count | shares	411
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2026)
Net assets	$1,906,036,837
Number of portfolio holdings (including derivatives)	411
Portfolio turnover rate[3]	48%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2026)

Top ten holdings[4,5]	(%)
SPDR Gold MiniShares Trust	3.6%
Welltower, Inc.	2.8%
Digital Realty Trust, Inc.	1.5%
Williams Cos., Inc.	1.4%
TC Energy Corp. (Canada)	1.3%
Prologis, Inc.	1.0%
Exxon Mobil Corp.	1.0%
National Grid PLC (United Kingdom)	1.0%
Vinci SA (France)	1.0%
Targa Resources Corp.	0.9%

Strategy breakdown[6]	(%)
Commodity Futures	25.5%
Global Real Estate Securities	23.8%
Global Natural Resource Equities	18.2%
Global Listed Infrastructure	16.3%
Short-Duration Fixed Income	11.6%
Gold	4.6%

Country diversification[4,7]	(%)
United States	66.5%
Canada	8.3%
France	3.3%
Japan	3.1%
Australia	2.8%
United Kingdom	2.0%
Spain	1.4%
Italy	1.4%
Switzerland	1.1%
Other (includes short-term investments)	10.1%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
SPDR Gold MiniShares Trust	3.6%
Welltower, Inc.	2.8%
Digital Realty Trust, Inc.	1.5%
Williams Cos., Inc.	1.4%
TC Energy Corp. (Canada)	1.3%
Prologis, Inc.	1.0%
Exxon Mobil Corp.	1.0%
National Grid PLC (United Kingdom)	1.0%
Vinci SA (France)	1.0%
Targa Resources Corp.	0.9%

Class Z
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Real Assets Fund, Inc.
Class Name	Class Z
Trading Symbol	RAPZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Real Assets Fund, Inc. (Fund) for the period January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class Z	$42	0.80%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 9.27% total return in the six months ended June 30, 2026, compared with the Blended Benchmark,[1] which returned 9.90%, and the MSCI World Index - net, which returned 9.69%.

Stock selection in global listed infrastructure was a top contributor to relative performance compared to the Blended Benchmark,[1] led by favorable security selection in midstream energy, a lack of investment in the poorly performing diversified sector, and an underweight allocation to communications, which also trailed the infrastructure asset class. Security selection in and an overweight allocation to global natural resources also contributed to relative performance. This included a lack of exposure to the relatively defensive paper products sector, security selection in the unclassified "other" sector, which included an out-of-index investment in MasTec, an infrastructure engineering and construction company that rose materially on a strong growth outlook supported by AI–driven infrastructure demand. Security selection in global real estate securities further aided relative performance, led by favorable stock selection in Hong Kong, Germany and Australia.

Contract selection and an underweight allocation to commodities detracted from relative performance. Our preference for deferred commodity contracts versus front-of-the-curve exposures notably hindered relative performance, particularly in the petroleum complex. Historically, deferred contracts have outperformed the more expensive front-of-the curve contracts. However, during supply shocks—such as the recent one resulting from the U.S.–Iran conflict—deferred contracts can underperform, since they are less sensitive to immediate spot price moves. Over time, we believe deferred contracts offer greater upside potential for long-term real asset investors.

Top contributors	Top detractors
Global Listed Infrastructure	Commodity Futures
Global Natural Resource Equities
Global Real Estate Securities

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of June 30, 2026)
	1 Year	5 Years	10 Years
Class Z2	17.80%	7.71%	6.73%
MSCI World Index - net	21.34%	11.47%	13.14%
Blended Benchmark[1]	18.72%	7.13%	6.37%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,906,036,837
Holdings Count | shares	411
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2026)
Net assets	$1,906,036,837
Number of portfolio holdings (including derivatives)	411
Portfolio turnover rate[3]	48%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2026)

Top ten holdings[4,5]	(%)
SPDR Gold MiniShares Trust	3.6%
Welltower, Inc.	2.8%
Digital Realty Trust, Inc.	1.5%
Williams Cos., Inc.	1.4%
TC Energy Corp. (Canada)	1.3%
Prologis, Inc.	1.0%
Exxon Mobil Corp.	1.0%
National Grid PLC (United Kingdom)	1.0%
Vinci SA (France)	1.0%
Targa Resources Corp.	0.9%

Strategy breakdown[6]	(%)
Commodity Futures	25.5%
Global Real Estate Securities	23.8%
Global Natural Resource Equities	18.2%
Global Listed Infrastructure	16.3%
Short-Duration Fixed Income	11.6%
Gold	4.6%

Country diversification[4,7]	(%)
United States	66.5%
Canada	8.3%
France	3.3%
Japan	3.1%
Australia	2.8%
United Kingdom	2.0%
Spain	1.4%
Italy	1.4%
Switzerland	1.1%
Other (includes short-term investments)	10.1%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
SPDR Gold MiniShares Trust	3.6%
Welltower, Inc.	2.8%
Digital Realty Trust, Inc.	1.5%
Williams Cos., Inc.	1.4%
TC Energy Corp. (Canada)	1.3%
Prologis, Inc.	1.0%
Exxon Mobil Corp.	1.0%
National Grid PLC (United Kingdom)	1.0%
Vinci SA (France)	1.0%
Targa Resources Corp.	0.9%